Summary of Significant Accounting Policies	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2022
Accounting Policies [Line Items]
Summary of Significant Accounting Policies
Note 2 – Summary of Significant Accounting Policies
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements (the “Financial Statements”) have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and SEC requirements. All adjustments necessary for a fair presentation of the Financial Statements have been included. Such adjustments are of a normal, recurring nature. These condensed consolidated financial statements include the accounts of Atlas Inc., New Atlas HoldCo Inc., Atlas Operating, Atlas LLC, and Atlas LLC’s wholly owned subsidiaries: Atlas Sand Employee Company, LLC; Atlas OLC Employee Company, LLC; Atlas Construction Employee Company, LLC; Atlas Sand Employee Holdings, LLC; Fountainhead Logistics Employee Company, LLC; Atlas Sand Construction, LLC; OLC Kermit, LLC; and OLC Monahans, LLC; Fountainhead Logistics, LLC; and Fountainhead Transportation Services, LLC.
The results of operations for the three and six months ended June 30, 2023 are not necessarily indicative of the results to be expected for the year ending December 31, 2023 or for any other period. The Financial Statements and these notes should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2022 included within the Company’s Final Prospectus.
As discussed in Note 1-
Business and Organization
, as a result of our IPO and the Reorganization, Atlas Inc. is the managing member of Atlas Operating and consolidates entities in which it has a controlling financial interest. The Reorganization was considered a transaction between entities under common control. As a result, the financial statements for periods prior to our IPO and the Reorganization have been adjusted to combine the previously separate entities for presentation purposes. However, Atlas Inc. and Atlas Operating had no operations or assets and liabilities prior to our IPO. As such, for periods prior to the completion of our IPO, the consolidated financial statements represent the historical financial position and results of operations of Atlas LLC and its subsidiaries. For periods after the completion of our IPO, the financial position and results of operations include those of Atlas Inc. and report the redeemable noncontrolling interest related to the portion of Operating Units not owned by Atlas Inc.
Consolidation
The Financial Statements include the accounts of the Company and controlled subsidiaries. All intercompany transactions and accounts have been eliminated in consolidation.
Use of Estimates
The preparation of the Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure of contingent assets and liabilities at the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates used in the preparation of these Financial Statements include, but are not limited to: the sand reserves and their impact on calculating the depletion expense under the units-of-production
method; the depreciation and amortization associated with property, plant and equipment; stock and unit-based compensation; spare parts inventory reserve; collectability of receivables; certain liabilities; and income tax expense. We base estimates on historical experience and on various assumptions that are believed to be reasonable under the circumstances. Actual results could differ from those estimates.
Cash and cash equivalents
Cash and cash equivalents consist of all highly liquid investments that are readily convertible into cash and have original maturities of three months or less when purchased. As of June 30, 2023, we have deposits of $109.3 million in an Insured Cash Sweep (“ICS”) Deposit Placement Agreement within IntraFi Network LLC facilitated by our bank. The ICS program provides the Company with access to FDIC insurance for our total cash held within the ICS. We had an additional $170.5 million in
2-month
and
3-month
United States Treasury Bills which are fully backed by the United States as of June 30, 2023. We place our remaining cash deposits with high-credit-quality financial institutions. At times, a portion of our cash may be uninsured or in deposit accounts that exceed or are not covered under the Federal Deposit Insurance Corporation limit.

Accounts Receivable and Allowance for Credit Losses
Accounts receivable are recorded at cost when earned and represent claims against third parties that will be settled in cash. These receivables generally do not bear interest. The carrying value of our receivables, net of allowance for credit losses, represents the estimated collectable amount. If events or changes in circumstances indicate specific receivable balances may be impaired, further consideration is given to our ability to collect those balances and the allowance is adjusted accordingly. We perform credit evaluations of new customers and sometimes require deposits and prepayments, to mitigate credit risk. When it is probable that all or part of an outstanding balance will not be collected, we establish an allowance for credit losses.
On January 1, 2023, we adopted Accounting Standards Update (“ASU”)
2016-13,
Financial Instruments - Credit Losses (Topic 326) - Measurement of Credit Losses on Financial Instruments, which replaced the prior incurred loss impairment model with an expected credit loss impairment model for financial instruments, including accounts receivable. The adoption of ASU
2016-13
did not result in a material cumulative-effect adjustment to retained earnings on January 1, 2023.
We are exposed to credit losses primarily through sales of products and services. We analyze accounts receivable on an individual customer and overall basis through review of historical collection experience and current aging status of our customer accounts. We also consider the financial condition and economic environment of our customers in evaluating the need for an allowance. During the three and six months ended June 30, 2023, we recognized de minimis allowance for credit losses. As of June 30, 2023 and December 31, 2022, we had de minimis allowance for credit losses, which is included in accounts receivable on the condensed consolidated balance sheets.
As of June 30, 2023, two customers represented 19% and 10% of our outstanding accounts receivable balance. As of December 31, 2022, two customers represented 19% and 13% of our outstanding accounts receivable balance, respectively.
Fair Value of Financial Instruments
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:
Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 - Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.
The amounts reported in the balance sheets as current assets or liabilities, including cash and cash equivalents, accounts receivable, spare parts inventories, inventories, prepaid expenses and other current assets, accounts payable, accrued liabilities and deferred revenues approximate fair value due to the short-term maturities of these instruments. As of the dates indicated, our long-term debt consisted of the following (in thousands):

	At June 30, 2023		At December 31, 2022		Valuation Technique
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities
Outstanding principal amount of the 2021 Term Loan Credit Facility	$130,947	$130,384	$147,174	$146,837	Level 2 - Market Approach

Our credit agreement with Stonebriar Commercial Finance LLC (“Stonebriar”) pursuant to which Stonebriar extended a $180.0 million single advance six-year
term loan credit facility (the “2021 Term Loan Credit Facility”) bears interest at a fixed rate of 8.47%, where its fair value will fluctuate based on changes in interest rates and credit quality. As of June 30, 2023 and December 31, 2022, the fair value of long-term debt has been determined by discounting the future cash flows using current market interest rates for similar financial instruments. These inputs are not quoted prices in active markets, but they are either directly or indirectly observable; therefore, they are classified as Level 2 inputs. See Note 6 -
Debt
for discussion of the credit agreement governing the 2021 Term Loan Credit Facility.
Stock-Based Compensation
We account for stock-based compensation, including grants of incentive units, restricted stock awards, time-based restricted stock units and performance share units, under the measurement and recognition provisions of Accounting Standards Codification (“ASC”) 718, Compensation – Stock Compensation (“ASC 718”). We account for stock and unit-based compensation by amortizing the fair value of the units, which is determined at the grant date, on a straight-line basis unless the tranche method is required.
We account for forfeitures as they occur and reverse any previously recognized stock or unit-based compensation expense for the unvested portion of the awards that were forfeited.
Earnings Per Share
We use the treasury stock method to determine the potential dilutive effect of outstanding restricted stock units and performance share units. We evaluated the potential dilutive effect of Class B common stock using the
“if-converted”
method, noting conversion of Class B common stock to Class A common stock will not have a dilutive impact to earnings per share. Each share of Class B common stock is issued in conjunction with and only as a consequence of the issuance by Atlas Operating of an Operating Unit to a securityholder other than the Company. Atlas Inc. is a holding company the only assets of which are equity interests in Atlas Operating. The earnings of Atlas Operating per unit are attributable to the Company and the other Legacy Owners, as the holders of the outstanding Operating Units. Because each holder of Operating Units other than the Company also holds one share of Class B common stock, and because the Company consolidates the results of operations of Atlas Operating, the earnings per Operating Unit attributable to the Legacy Owners are derivatively attributable to the corresponding shares of Class B common stock held by such Legacy Owners. For that reason, if and when a Legacy Owner determines to exercise its Redemption Right (as defined below in Note 8 -
Stockholders’ Equity
) and exchange an Operating Unit (and corresponding share of Class B common stock), and if Atlas Operating or the Company determines to issue a share of Class A common stock in exchange for such Operating Unit (and corresponding share of Class B common stock), there would not be a dilutive impact to the earnings per share of the Class A common stock.
As a result of the IPO, the presentation of earnings per share for the periods prior to the IPO is not meaningful and only earnings per share for periods subsequent to the IPO are presented herein. See Note 11 –
Earnings Per Share
for additional information.
Redeemable Noncontrolling Interest
We account for the Legacy Owners’ 42.9% economic interest in Atlas Operating through ownership of Operating Units as redeemable noncontrolling interest. The redeemable noncontrolling interest is recognized at the higher of (1) its initial fair value plus accumulated earnings associated with the redeemable noncontrolling interest or (2) the redemption value as of the balance sheet date. At June 30, 2023, the redeemable noncontrolling interest was recorded based on its initial fair value plus accumulated income associated with the redeemable noncontrolling interest as this amount was higher than the redemption value of $726.8 million at June 30, 2023. The redemption amount is based on the
10-day
volume-weighted average closing price of shares of Class A

common stock at the end of the reporting period. Changes in the redemption value are recognized immediately as they occur, as if the end of the reporting period was also the redemption date for the instrument, with an offsetting entry to retained earnings, or additional paid-in
capital in the absence of retained earnings. For more information, refer to Note 9 -
Redeemable Noncontrolling Interest.
Income Taxes
Atlas Inc. is a corporation and it is subject to U.S. federal, state and local income taxes. The tax implications of the Reorganization referenced in Note 1 -
Business and Organization
and the tax impact of the Company’s status as a taxable corporation subject to U.S. federal, state and local income taxes have been reflected in the accompanying Financial Statements.
Atlas Inc. accounts for income taxes using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled pursuant to the provisions of ASC 740, Income Taxes. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in earnings in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts more likely than not to be realized.
Atlas Inc. computes its quarterly taxes under the effective tax rate method based on applying an anticipated annual effective rate to its year-to-date
income, except for discrete items. Income taxes for discrete items are computed and recorded in the period that the specific transaction occurs.
Atlas LLC, the Company’s predecessor, was organized as a limited liability company. As a limited liability company, Atlas LLC elected to be treated as a partnership for income tax purposes and, therefore, is not subject to U.S. federal income tax. Rather, the U.S. federal income tax liability with respect to the taxable income of our predecessor was passed through to its owners.
We evaluate the uncertainty in tax positions taken or expected to be taken in the course of preparing the condensed consolidated financial statements to determine whether the tax positions are more likely than not of being sustained by the applicable tax authority. However, the conclusions regarding the evaluation are subject to review and may change based on factors including, but not limited to, ongoing analysis of tax laws, regulations, and interpretations thereof. As of June 30, 2023 and December 31, 2022, we did not have any liabilities for uncertain tax positions or gross unrecognized tax benefits. Our income tax returns from 2018, 2019, 2020, 2021 and 2022 are open to examinations by U.S. federal, state or local tax authorities. We cannot predict or provide assurance as to the ultimate outcome of any existing or future examinations.
Recently Issued Accounting Pronouncements
Rate Reform – In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited time to ease the potential burden in accounting for reference rate reform. The new guidance provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The amendments apply only to contracts and hedging relationships that reference LIBOR or another reference rate expected to be discontinued due to reference rate reform. These amendments are effective immediately and may be applied prospectively to contract modifications made and hedging relationships entered into or evaluated on or before December 31, 2022. In December 2022, FASB issued ASU
2022-06,
Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848. ASU
2022-06
amended ASU
2020-04
and deferred the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. As described in Note 6 -
Debt,
our previous asset-based loan credit facility (the “2018 ABL Credit Facility”) was terminated on February 22, 2023. The 2018 ABL Credit Facility was our only material agreement affected by reference rate reform as of June 30, 2023. We will continue to evaluate the impact of this standard on the Financial Statements and do not believe it will have a material impact on the Financial Statements.
Financial Instruments – In June 2016, the FASB issued ASU
2016-13,
Financial Instruments - Credit Losses (Topic 326), which amended the guidance on the impairment of financial instruments. The standard added an impairment model, referred to as current expected credit loss, which is based on expected losses rather than incurred losses. The standard applies to most debt instruments, trade receivables, lease receivables, reinsurance receivables, financial guarantees and loan commitments. Under the guidance, companies are required to disclose credit quality indicators disaggregated by year of origination for a five-year period. In May 2019, ASU
2016-13
was subsequently amended by ASU
2019-04,
Codification Improvements to Topic 326, Financial Instruments - Credit Losses, ASU
2019-05,
Financial Instruments - Credit Losses (Topic 326): Targeted Transition Relief. The new guidance became effective for fiscal years beginning after December 15, 2022. We adopted ASU
2016-13
on January 1, 2023. ASU
2016-13
was applied using a modified retrospective approach, with a cumulative-effect adjustment to the opening balance of retained earnings as of the adoption date. We analyzed trade accounts receivable on an individual customer and overall basis through review of historical collection experience and current aging status of our customer accounts. We also consider the financial condition and economic environment of our customers in evaluating the need for an allowance. There was no material cumulative impact of adoption in the opening balance of retained earnings as of January 1, 2023. See
Accounts Receivable and Allowance for Credit Losses
discussed within this Note.

Atlas Sand Company LLC [Member]
Accounting Policies [Line Items]
Summary of Significant Accounting Policies
Note 2—Summary of Significant Accounting Policies
Basis of Presentation
These consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and Securities and Exchange Commission (“SEC”) requirements. The consolidated financial statements include the account of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.
The Company has evaluated events occurring after the balance sheet date as possible subsequent events through February 15, 2023. Any material subsequent events that occurred during this time have been properly recognized or disclosed in the financial statements.
Consolidation
The Financial Statements include the accounts of the Company and wholly owned subsidiaries. All intercompany transactions and accounts have been eliminated in consolidation.
Use of Estimates
The preparation of Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates used in the preparation of these financial statements include, but are not limited to: the sand reserves and their impact on calculating the depletion expense under the units-of-production
method; the depreciation and amortization associated with property, plant and equipment; stock-based compensation; spare parts inventory reserve; collectability of receivables; and certain liabilities. The Company bases its estimates on historical experience and on various assumptions that are believed to be reasonable under the circumstances. Actual results could differ from those estimates.

Cash and cash equivalents
Cash and cash equivalents consist of all highly liquid investments that are readily convertible into cash and have original maturities of three months or less when purchased. The Company places cash deposits with high-credit- quality financial institutions. At times, cash may be uninsured or in deposit accounts that exceed or are not covered under the Federal Deposit Insurance Corporation limit.
Concentrations of Credit Risk
Throughout 2022 and 2021, the Company has maintained cash balances on deposit and time deposits with financial institutions in excess of federally insured amounts; however, all these financial institutions hold an investment-grade rating by one or more major rating agencies.
For the year ended December 31, 2022, one customer comprised 12% of the Company’s sales. For the year ended December 31, 2021, one customer comprised 13% of the Company’s sales. For the year ended December 31, 2020, two customers comprised 29% and 10% of the Company’s sales, respectively.
Accounts Receivable
Accounts receivable are recorded at cost when earned and represent claims against third parties that will be settled in cash. The carrying value of the Company’s receivables, net of allowance for doubtful accounts, represents the estimated collectable amount. If events or changes in circumstances indicate specific receivable balances may be impaired, further consideration is given to the Company’s ability to collect those balances and the allowance is adjusted accordingly.
Past-due
receivable balances are written off when the Company’s internal collection efforts have been unsuccessful in collecting the amounts due. The Company performs credit evaluations of new customers and sometimes require deposits and prepayments, to mitigate credit risk. When it is probable that all or part of an outstanding balance will not be collected, the Company establishes an allowance for doubtful accounts. The Company recognized $0.1 million of bad debt expense during the year ended December 31, 2021. During the year ended December 31, 2021, the Company determined the bad debt was not collectable and the allowance for doubtful accounts was written off. The Company did not recognize bad debt expense during the years ended December 31, 2022 and 2020. As of December 31, 2022 and 2021, there was no allowance for doubtful accounts.
As of December 31, 2022, two customers represented 19% and 13% of the Company’s outstanding accounts receivable balance. As of December 31, 2021, three customers represented 13%, 11% and 10% of the Company’s outstanding accounts receivable balance.
Accounts Receivable—Related Parties
These amounts represent reimbursement of vendor payments from related parties and outstanding billings with a customer.
Inventories
Inventories include raw sand stockpiles,
in-process
product, and finished product available for shipment. Inventories are valued at the lower of cost or net realizable value. Cost is determined using a weighted average cost method. Production costs include direct excavation costs, production personnel and benefits costs, processing costs, rental equipment costs, other costs directly attributable to plant operations, depreciation, and depletion.

Spare Part Inventories
Spare part inventories include critical spares, materials and supplies. Spare part inventories are valued at the lower of cost or net realizable value. Cost is determined using a weighted average cost method. As of December 31, 2022 and 2021, there was $0.7 million and $0.1 million in spare parts inventory reserve, respectively.
Prepaid Expenses and Other Current Assets
Prepaid expenses consist primarily of prepaid software fees, prepaid rent, delay rental payments on leased land, insurance, trade show fees and sales events. These expenses are recognized over the contract period as events occur or when the future benefit is realized. As of December 31, 2022 and 2021, prepaid expenses were $5.2 million and $2.7 million, respectively. Other current assets consist of certain short-term supplier deposits for leased equipment, which were $0.7 million and $1.2 million as of December 31, 2022 and 2021, respectively. During the year ended December 31, 2021, the Company entered into commodity derivative instruments to reduce the effect of price changes on a portion of the Company’s future natural gas usage at the facilities. The commodity derivative instruments are measured at fair value using Level 2 inputs and are included in prepaid expenses and other current assets on the consolidated balance sheets. As of December 31, 2022, the Company did not have any outstanding commodity derivative instruments. As of December 31, 2021, the current derivative asset was $0.2 million. The Company has not designated any of the derivative contracts as fair value or cash flow hedges. Therefore, the Company does not apply hedge accounting to the commodity derivative instruments. Net gains and losses on commodity derivatives instruments are recorded based on the changes in the fair values of the derivative instruments and are included in other income (loss) on the consolidated statements of operations. For the years ended December 31, 2022 and 2021, net gains on commodity derivatives instruments were $1.8 million and $0.1 million, respectively. There was no commodity derivative instrument activity for the year ended December 31, 2020. The Company’s cash flow is only impacted when the actual settlements under the commodity derivative contracts result in making or receiving a payment to or from the counterparty. These settlements under the commodity derivative contracts are reflected as operating activities in the Company’s consolidated statements of cash flows.
Any premiums paid on derivative contracts are capitalized as part of the derivative assets or derivative liabilities, as appropriate, at the time the premiums are paid. Premium payments are reflected in cash flows from operating activities in the Company’s consolidated statements of cash flows. Over time, as the derivative contracts settle, the differences between the cash received and the premiums paid or fair value of contracts acquired are recognized in net gains or losses on commodity derivative contracts, and the cash received is reflected in cash flows from operating activities in the Company’s consolidated statements of cash flows.
The Company’s valuation estimate takes into consideration the counterparties’ credit worthiness, the Company’s credit worthiness, and the time value of money. The consideration of these factors results in an estimated exit-price for each derivative asset or liability under a marketplace participant’s view. Management believes that this approach provides a reasonable, non-biased,
verifiable, and consistent methodology for valuing commodity derivative instruments.
Property, Plant and Equipment, Including Depreciation and Depletion
Property, plant and equipment are recorded at cost and depreciated over their estimated useful lives using either the straight-line method or the units of production method. Construction in progress is comprised of assets which have not been placed into service and is not depreciated until the related assets or improvements are ready to be placed into service.

Interest incurred during the construction of plant facilities was capitalized. Capitalized interest was recorded within plant facilities associated with productive, depletable properties, until the plant facilities were placed into service, and is being amortized using the units of production method. The Company did not capitalize interest for the years ended December 31, 2022, 2021 and 2020.
Costs of improvements that extend economic life or improve service potential are capitalized and depreciated over the remaining useful life of the asset, with routine repairs and maintenance expensed as incurred.
Fixed assets are carried at historical cost. Fixed assets, other than plant facilities associated with productive, depletable properties, are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Plant Equipment	1–40 years
Furniture and office Equipment	3–15 years
Asset retirement obligation	50 years
Computer and network equipment	3–7 years
Buildings and leasehold improvements	5–40 years
Logistic Equipment	4–7 years
Mine development project costs are capitalized once the deposit is classified as a proven and probable reserve. Mine development costs include engineering, mineralogical studies, drilling and other related costs to develop the mine and remove the overburden to initially expose the mineral and allow for the construction of an access way. Exploration costs are expensed as incurred and classified as exploration expense.
Mining property and development costs are amortized using the units of production method on estimated recoverable tonnage, which equals estimated proven and probable reserves. The impact to reserve estimates is recognized on a prospective basis. Drilling and related costs are capitalized for deposits where proven and probable reserves exist. These activities are directed at obtaining additional information on the deposit or converting non-reserve
minerals to proven and probable reserves, with the benefit being realized over a period greater than one year.
Impairment or Disposal of Property, Plant and Mine Development
The Company periodically evaluates whether current events or circumstances indicate that the carrying value of our property, plant and equipment assets may not be recoverable. If circumstances indicate that the carrying value may not be recoverable, the Company estimates future undiscounted net cash flows using estimates, including but not limited to estimates of proven and probable sand reserves, estimated future sales prices (considering historical and current prices, price trends and related factors), operating costs and anticipated capital expenditures. If the undiscounted cash flows are less than the carrying value of the assets, the Company recognizes an impairment loss equal to the amount by which the carrying value exceeds the fair value of the assets.
The recoverability of the carrying value of the Company’s mining property and development costs are dependent upon the successful development and commercial production of the Company’s mineral deposit and the related processing facilities. The Company’s evaluation of mineral properties for potential impairment primarily includes evaluating changes in the mineral reserves, or the underlying estimates and assumptions, including estimated production costs. Assessing the economic feasibility requires certain estimates including the prices of products to be produced and processing recovery rates, as well as operating and capital costs.

Deferred Offering Costs
Deferred offering costs consist primarily of accounting, legal, and other fees related to our proposed initial public offering (“IPO”). Upon consummation of the proposed IPO, the deferred offering costs will be offset against the proceeds from the offering. In the event the offering is aborted, deferred offering costs will be expensed. As of December 31, 2022 and 2021, the Company capitalized $6.3 million and $0.4 million of deferred offering costs within other long-term assets on the consolidated balance sheets, respectively.
Asset Retirement Obligations
In accordance with ASC
410-20,
Asset Retirement Obligations, the Company records a liability for asset retirement obligations at the fair value of the estimated costs to retire a tangible long-lived asset at the time the liability is incurred, when there is a legal obligation to incur costs to retire the asset and when a reasonable estimate of the fair value of the obligation can be made. The Company has asset retirement obligations with respect to certain assets due to various contractual obligations to clean and/or dispose of those assets at the time they are retired.
A liability for the fair value of an asset retirement obligation, with a corresponding increase to the carrying value of related long-lived assets, is recognized at the time of an obligating event. The asset is depreciated using the straight-line method, and the discounted liability is increased through accretion over the expected timing of settlement.
The estimated liability is based on third-party estimates of costs to abandon the mine site, including estimated economic lives and external estimates as to the cost to bring the land to a state required by the lease agreements. The Company utilized a discounted rate reflecting management’s best estimate of the credit-adjusted risk-free rate. Revisions to the liability could occur due to changes in the estimated costs, changes in the mine’s economic life or if federal or state regulators enact new requirements regarding the abandonment of mine sites. Accretion expense, which was $0.1 million for all three years ended December 31, 2022, 2021 and 2020, respectively, is recorded on the consolidated statement of operations in depreciation, depletion and accretion expense.
Changes in the asset retirement obligations are as follows (in thousands):

	For the Year Ended December 31,
	2022	2021
Beginning Balance	$1,179	$1,116
Additions to liabilities	—	—
Accretion expense	66	63

Ending Balance	$1,245	$1,179

Deferred Revenues
The Company occasionally receives prepayments from customers for future deliveries of product. These prepayments represent consideration that is unconditional for which the Company has yet to transfer title to the product. Amounts received from customers in advance of product deliveries are recorded as contract liabilities referred to as deferred revenues and are recognized as revenue upon delivery of the product. The Company did not recognize any deferred revenue on the Company’s consolidated balance sheets as of December 31, 2022. The Company recognized $2.0 million of deferred revenue on the Company’s consolidated balance sheets as of December 31, 2021.

Changes in the deferred revenues balance are as follows (in thousands):

	For the Year Ended December 31,
	2022	2021
Beginning Balance	$2,000	$—
Customer prepayments	22,302	2,280
Revenue recognized	(24,302)	(280)

Ending Balance	$—	$2,000

Deferred Debt Discount and Financing Costs
In connection with entering into the 2018 Term Loan Credit Facility, the Company delivered to the lender warrants for up to 41,299,845 Class D units. The right to purchase Class D units became exercisable upon the funding of each draw under the 2018 Term Loan Credit Facility Agreement. The Company recognized a $32.2 million debt discount associated with the warrants based on the relative fair value of the debt and warrants issued. In connection with the First Amendment to the 2018 Term Loan Credit Facility (the “First Amendment”), the Company delivered to the lender additional warrants for up to 4,192,460 Class D units, which were exercisable upon funding of the draws in proportion to the additional drawings. The Company delivered 2,515,470 Class D units in connection with the First Amendment for the year ended December 31, 2020. Based on the relative fair value of the debt and warrants issued, the Company recognized $2.2 million of debt discount associated with the warrants delivered for the year ended December 31, 2020. The Company did not issue warrants for both the years ended December 31, 2022 and 2021. All warrants delivered have been exercised by the lender. There are no outstanding warrants as of December 31, 2022 and 2021. In connection with entering into the 2021 Term Loan Credit Facility, the Company recognized $1.8 million of debt discount related to fees paid to the lender for the year ended December 31, 2021. The debt discounts are reflected as a direct reduction from the carrying amount of the debt obligation on the Company’s consolidated balance sheets. Such costs are amortized to interest expense using the effective interest method. The Company recognized $0.5 million, $7.3 million, and $8.1 million of interest expense associated with the amortization of the debt discounts for the years ended December 31, 2022, 2021 and 2020, respectively.
The Company defers costs directly associated with acquiring third-party debt financing and these costs are amortized using the effective interest method over the life of the associated third-party debt financing. In connection with entering into the 2021 Term Loan Credit Facility and the 2018 Term Loan Credit Facility, the Company incurred $0.8 million and $2.3 million of deferred financing costs, respectively. These deferred financing costs are reflected as a direct deduction from the carrying amount of the related debt obligation on the Company’s consolidated balance sheets.
In 2018, the Company entered into the 2018 ABL Credit Facility and incurred $1.0 million of deferred financing costs. Deferred financing costs, net of amortization, related to the 2018 ABL Credit Facility are included in other long-term assets on the consolidated balance sheets. As of December 31, 2022 and 2021, deferred financing costs, net of amortization, related to the 2018 ABL Credit Facility was $0.2 million and $0.4 million, respectively. Deferred financing costs associated with the 2018 ABL Credit Facility are amortized on a straight-line basis over the life of the agreement and are recorded as interest expense in the consolidated statements of operations.
Interest expense associated with the amortization of deferred financing costs was $0.4 million, $0.7 million, and $0.8 million for the years ended December 31, 2022, 2021 and 2020, respectively.

On October 25, 2021, the Company repaid all borrowings outstanding under the 2018 Term Loan Credit Facility, in connection with entering into a new Term Loan Credit Facility. In connection with the repayment on October 25, 2021, unamortized debt discount of $11.1 million, deferred financing costs of $0.8 million and a make-whole premium of $4.5 million were recognized as a loss on debt extinguishment within interest expense, net, on the Company’s consolidated statements of operations for the year ended December 31, 2021.
Fair Value of Financial Instruments
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:
Level 1—Quoted prices in active markets for identical assets or liabilities.
Level 2—Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3—Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.
The amounts reported in the balance sheets as current assets or liabilities, including cash and cash equivalents, accounts receivable, spare parts inventories, inventories, prepaid expenses and other current assets, accounts payable, accrued liabilities and deferred revenues approximate fair value due to the short-term maturities of these instruments. As of the dates indicated, the Company’s long-term debt consisted of the following (in thousands):

	At December 31, 2022		At December 31, 2021		Valuation Technique
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities:
Outstanding principal amount of the 2021 Term Loan Credit	$147,174	$146,837	$175,275	$177,028	Level 2 - Market Approach
The Company’s 2021 Term Loan Credit Facility bears interest at a fixed rate of 8.47%, where its fair value will fluctuate based on changes in interest rates and credit quality. As of December 31, 2022, the fair value of long-term debt has been determined by discounting the future cash flows using current market interest rates for similar financial instruments. These inputs are not quoted prices in active markets, but they are either directly or indirectly observable; therefore, they are classified as Level 2 inputs. As of December 31, 2021, the Company determined the fair value of the principal amount outstanding under the 2021 Term Loan Credit Facility based on the relative discount received in the 2021 Term Loan Credit Facility agreement executed in October 2021. See Note 7, Debt, for discussion of the 2021 Term Loan Credit Facility agreement. The Company concluded, as the pricing of the 2021 Term Loan Credit Facility was indirectly observable through a recent market transaction, that is classified as Level 2.
The Company entered into commodity derivative instruments accounted for at fair value on a recurring basis. For further discussion on the fair value of commodity derivative instruments see Prepaid Expenses and Other Current Assets discussed within this note.

Leases
The Company leases office space, equipment, and vehicles under non-cancellable
agreements. The Company’s leases may include options to extend or renew at the Company’s discretion. The measurement of the lease term includes options to extend or renew when it is reasonably certain the Company will exercise those options. Lease assets and liabilities are recognized at the commencement date based on the present value of minimum lease payments over the lease term. To determine the present value of future minimum lease payments, the Company uses the implicit rate when readily determinable; however, certain leases do not provide an implicit rate. Therefore, to determine the present value of minimum lease payments, the Company use the incremental borrowing rate based on the information available at the commencement date of the lease. The Company’s finance lease agreements typically include an interest rate that is used to determine the present value of future lease payments. Short-term operating leases with an initial term of twelve months or less are not recorded on our balance sheet. Minimum lease payments are expensed on a straight-line basis over the lease term, including reasonably certain renewal options.
The Company periodically evaluate whether current events or circumstances indicate that the carrying value of our right-of-use
assets exceeds fair value. If such a review should indicate that the carrying amount of right-of-use
asset is not recoverable, the Company will reduce the carrying amount of such assets to fair value.
Environmental Costs and Other Contingencies
The Company recognizes liabilities for environmental and other contingencies when there is an exposure that indicates it is both probable that a liability has been incurred and the amount of loss can be reasonably estimated. Where the most likely outcome of a contingency can be reasonably estimated, the Company accrues a liability for that amount. Where the most likely outcome cannot be estimated a range of potential losses is established and, if no one amount in that range is more likely than any other, the amount at the low end of that range is accrued.
The Company records liabilities for environmental contingencies at the undiscounted amounts on the consolidated balance sheets as accrued liabilities and other liabilities when environmental assessments indicate that remediation efforts are probable, and costs can be reasonably estimated. Estimates of the liabilities are based on currently available facts and presently enacted laws and regulations, taking into consideration the likely effects of other societal and economic factors. These estimates are subject to revision in future periods based on actual costs or new circumstances. The Company capitalizes costs that benefit future periods and recognizes a current period charge in operations and maintenance expenses when clean-up
efforts do not benefit future periods.
The Company evaluates potential recoveries of amounts from third parties, including insurance coverage, separately from the liability. Recovery is evaluated based on the solvency of the third party, among other factors. When recovery is assured, the Company records and reports an asset separately from the associated liability on the consolidated balance sheets.
Management is not aware of any environmental or other contingencies that would have a material effect on the consolidated financial statements for the years ended December 31, 2022, 2021 and 2020.
Revenues
Under ASC Topic
606-Revenue
from Contracts with Customers (“ASC 606”), revenue recognition is based on the transfer of control, or the customer’s ability to benefit from the services and products in an amount that reflects the consideration expected to be received in exchange for those services and products. In recognizing revenue for products and services, the transaction price is determined from sales orders or contracts with customers.
The Company generates revenues from the sale of product that customers purchase for use in the oil and gas industry. Revenues are derived from product sold to customers under supply agreements, whose terms can extend for over one year, and from spot sales through individual purchase orders executed at prevailing market rates. The Company’s revenues are primarily a function of the price per ton realized and the volumes sold. Pricing structures under the supply agreements are, in certain cases, subject to certain contractual adjustments and consist of a combination of negotiated pricing and fixed pricing. These arrangements may undergo periodic negotiations regarding pricing and volume requirements, which may occur in volatile market conditions.
The Company recognizes revenue for product at a point in time following the transfer of control and satisfaction of the performance obligation of such items to the customer, under ASC 606, which typically occurs upon customer pick-up
at the facilities. The Company’s standard collection terms are generally 30 days, with certain customer payment terms extending up to 60 days.
Certain of the Company’s contracts contain shortfall provisions that calculate agreed upon fees that are billed when the customer does not meet the minimum purchases over a period of time defined in each contract and when collectability is reasonably certain. As the Company does not have the ability to predict customers’ orders over the period, there are constraints around the ability to recognize the variability in consideration related to this condition. The Company did not recognize shortfall revenue for the years ended December 31, 2022, 2021 and 2020.
The Company generates service revenue by providing transportation, storage solutions and contract labor services to companies in the oil and gas industry. Transportation services typically consist of transporting product from the plant facilities to the wellsite. The amounts invoiced reflects the transportation services rendered. The amount invoiced for storage solutions and contract labor services reflect the amount of time these services were utilized in the billing period. Transportation, storage solutions and contract labor services are contracted through work orders executed under established pricing terms.
The Company’s contracts for product consist of a single performance obligation as the promise to transfer product is not separately identifiable from other promises within the contract and, therefore, are not distinct. For the portion of the Company’s contracts that contain multiple performance obligations, such as work orders containing a combination of product and services, the Company allocates the transaction price to each performance obligation identified in the contract based on relative stand-alone selling prices, or estimates of such prices, and recognize the related revenue as control of each individual product or service is transferred to the customer, in satisfaction of the corresponding performance obligations.
All of the Company’s revenue is generated from product and service sales in Texas and New Mexico. As such, no further disaggregation of revenue information is provided.
The Company has elected to use the ASC 606 practical expedients, pursuant to which it has excluded disclosures of transaction prices allocated to remaining performance obligations and when it expects to recognize such revenue. The remaining performance obligations are primarily comprised of unfulfilled contracts to deliver product, most of which hold a remaining duration of less than one year, and of which ultimate transaction prices will be allocated entirely to the unfulfilled contracts. The Company’s transaction prices under these contracts may be impacted by market conditions and potential contract negotiations, which have not yet been determined, and are therefore variable in nature.

Unit-Based Compensation
The Company awards incentive units to members of management, consultants and employees as incentive compensation. The Company accounts for these awards under the measurement and recognition provisions of Accounting Standards Codification (“ASC”) 718, Compensation - Stock Compensation. The Company accounts for unit-based compensation by amortizing the fair value of the units, which is determined at the grant date, over the applicable vesting period for each tranche of the award using a graded vesting methodology.
The Company accounts for forfeitures as they occur and reverses any previously recognized unit-based compensation expense for the unvested portion of the awards that were forfeited. The Company did not recognize any forfeitures during the years ended December 31, 2022 and 2021. The Company recognized $0.2 million of forfeitures during the year ended December 31, 2020. Unit-based compensation expense is recognized as selling, general and administrative expense on the Company’s consolidated statements of operations.
Cost of Sales, Excluding Depreciation, Depletion and Accretion Expense
Cost of sales, excluding depreciation, depletion and accretion expense, related to product sales primarily consists of the cost to produce product, including direct and indirect labor, employee housing costs, excavation costs, rental equipment, maintenance expense, utilities, natural gas and royalty expense.
Cost of sales, excluding depreciation, depletion and accretion expense, related to service sales primarily consists of direct and indirect labor, transportation costs and rental equipment.
Cost of sales, excluding depreciation, depletion and accretion expense, related to product sales and service sales was $130.8 million and $68.1 million for the year ended December 31, 2022, respectively. Cost of sales, excluding depreciation, depletion and accretion expense, related to product sales and service sales was $57.8 million and $26.9 million for the year ended December 31, 2021, respectively. Cost of sales, excluding depreciation, depletion and accretion expense, related to product and service sales were $47.1 million and $26.0 million for the year ended December 31, 2020, respectively.
Selling, General and Administrative Expense
Selling, general and administrative expense primarily consists of non-production
personnel wages and benefits, insurance expense, travel and entertainment, advertising expense, professional fees, rent expense for the Company’s corporate office and office supplies, among other expenses to support the business.
Defined Contribution Plans
The Company has defined contribution plans covering substantially all employees who meet certain service and eligibility requirements. The Company’s matching contribution to defined contribution plans was approximately $0.5 million, $0.4 million, and $0.3 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Income Taxes
The Company is a limited liability company. As a limited liability company, the Company has elected to be treated as a partnership for income tax purposes and, therefore, is not subject to federal income tax. The Company’s taxable income or loss, which may differ significantly from taxable income reportable to members as result of differences between the tax basis and financial reporting basis of assets and liabilities and the taxable income allocation requirements under the Company’s current LLC Agreement, is included in the federal income tax returns of each member. Accordingly, there is no provision for federal income taxes in the accompanying consolidated financial statements. However, the Company’s operations located in Texas are subject to an entity-level tax, the Texas margin tax, at a statutory rate of up to 0.75% of income that is apportioned to Texas. Deferred tax assets and liabilities are recognized for future Texas margin tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective Texas margin tax bases. As of December 31, 2022 and 2021, the Company’s net long-term deferred tax liabilities related solely to carrying value differences associated with the Company’s property, plant and equipment.
The Company evaluates the uncertainty in tax positions taken or expected to be taken in the course of preparing the consolidated financial statements to determine whether the tax positions are more likely than not of being sustained by the applicable tax authority. However, the conclusions regarding the evaluation are subject to review and may change based on factors including, but not limited to, ongoing analysis of tax laws, regulations, and interpretations thereof. As of December 31, 2022 and 2021, the Company did not have any liabilities for uncertain tax positions or gross unrecognized tax benefits. The Company’s income tax returns from 2019, 2020 and 2021 are subject to examinations by U.S. federal, state or local tax authorities. The IRS closed the examination of Company’s federal tax returns for the taxable year ended December 31, 2018 with no change. The Company cannot predict or provide assurance as to the ultimate outcome of any existing or future examinations.
The Company’s wholly owned corporate subsidiary, Atlas Energy Solutions, Inc. (“AESI”) is subject to income taxes. AESI was formed in February 2022 to facilitate a potential
Up-C
structure. AESI did not have any operations from formation through December 31, 2022. The corporate subsidiary has a de minimis tax provision as of December 31, 2022.
Segments
The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”). The Company’s CODM was collectively its Chairman of the Board, Chief Executive Officer, and President and Chief Financial Officer.
The CODM evaluates the Company’s financial information and performance on a consolidated basis for purposes of making operating decisions and allocating resources. The Company operates with centralized functions and delivers most of its products and services in a similar way to all customers.
Recently Issued Accounting Pronouncements
Rate Reform
- In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
, which provides optional guidance for a limited time to ease the potential burden in accounting for reference rate reform. The new guidance provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The amendments apply only to contracts and hedging relationships that reference LIBOR or another reference rate expected to be discontinued due to reference rate reform. These amendments are effective immediately and may be applied prospectively to contract modifications made and hedging relationships entered into or evaluated on or before December 31, 2022. In December 2022, FASB issued ASU
2022-06,
Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848
. ASU
2022-06
amended ASU
2020-04
and deferred the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. The Company is evaluating the impact of this standard on its consolidated financial statements and does not believe it will have a material impact on the consolidated financial statements.
Financial Instruments
- In June 2016, the FASB issued ASU
2016-13,
Financial Instruments - Credit Losses (Topic 326)
, which amends the guidance on the impairment of financial instruments. The standard adds an impairment model, referred to as current expected credit loss, which is based on expected losses rather than incurred losses. The standard applies to most debt instruments, trade receivables, lease receivables, reinsurance receivables, financial guarantees and loan commitments. Under the guidance, companies are required to disclose credit quality indicators disaggregated by year of origination for a five-year period. In May 2019, ASU
2016-13
was subsequently amended by ASU
2019-04,
Codification Improvements to Topic 326, Financial Instruments - Credit Losses, ASU
2019-05,
Financial Instruments - Credit Losses (Topic 326): Targeted Transition Relief. The new guidance is effective for fiscal years beginning after December 15, 2022. The Company is currently evaluating the impact of the ASU on the consolidated financial statements and does not believe it will have a material impact on the consolidated financial statements.
Leases
- On January 1, 2022, the Company adopted ASU
2016-02,
Leases (Topic 842)
, as amended by other ASUs issued since February 2016, using the modified retrospective transition method applied at the effective date of the standard. By electing this option transition method, information prior to January 1, 2022 has not been restated and continues to be reported under the accounting standards in effect for the period (ASC Topic 840).
The Company elected the package of practical expedients permitted under the transition guidance within the new standard, including the option to carry forward the historical lease classifications and assessment of initial direct costs, account for lease and non-lease
components as a single lease, and to not include leases with an initial term of less than 12 months in the lease assets and liabilities.
The adoption of ASC Topic 842 resulted in the recognition of finance lease right-of-use
assets, operating lease
right-of-use
assets, and lease liabilities for finance and operating leases. As of January 1, 2022, the adoption of the new standard resulted in the recognition of finance lease right-of-use
assets of $0.7 million, including $0.7 million reclassified from property, plant and equipment, net, and finance lease liabilities of $0.6 million. Additionally, the Company recorded operating lease right-of-use
assets of $5.4 million and operating lease liabilities of $7.1 million, including $2.3 million and $4.8 million recorded to other short-term liabilities and other long-term liabilities, respectively as of January 1, 2022. There was no significant impact to the consolidated statements of income, equity or cash flows. Refer to Note 6, Leases, for additional disclosures required under ASC Topic 842.

Atlas Energy Solution INC [Member]
Accounting Policies [Line Items]
Summary of Significant Accounting Policies
Note 2—Summary of Significant Accounting Policies
Cash and Cash Equivalents
Cash and cash equivalents consist of all highly liquid investments that are readily convertible into cash and have original maturities of three months or less when purchased. The Company places cash deposits with high-credit-quality financial institutions. At times, cash may be uninsured or in deposit accounts that exceed or are not covered under the Federal Deposit Insurance Corporation limit.
Income Taxes
The Corporation is treated as a subchapter C corporation, and therefore, are subject to both federal and state income taxes. The federal and state tax provisions were de minimis
as of December 31, 2022.